STI CLASSIC FUNDS
Supplement dated February 27, 2007
to the Statement of Additional Information dated August 1, 2006
Effective immediately, the Board of Trustees has removed the non-fundamental investment policy prohibiting the Intermediate Bond Fund, Limited Duration Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund and Total Return Bond Fund from investing in any company which has a primary line of business in the manufacture and sale of tobacco products.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
SP-SAICF-0207